John Deere Owner Trust 2018-B	EXHIBIT 99.3
Servicer’s Certificate

$260,000,000   Class A-1  2.53498%  Asset Backed Notes due August 15, 2019

$252,000,000   Class A-2  2.83%  Asset Backed Notes due April 15, 2021

$268,000,000   Class A-3  3.08%  Asset Backed Notes due November 15, 2022

$81,460,000   Class A-4  3.23%  Asset Backed Notes due June 16, 2025

$22,096,803 Overcollateralization

Scheduled Payment Date (30/360)				15-Mar-19
Actual Payment Date (A/360)				15-Mar-19
Collection Period Begin Date				28-Jan-19
Collection Period End Date				24-Feb-19
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				28

(1)	Total Distribution Amount:			$30,187,009.08
	(a)	Total cash receipts during the month:		$29,777,908.68
	(b)	Administrative repurchases during the month:		$402,659.29
	(c)	Investment earnings on cash accounts:		$6,441.11
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$1,628,786.15
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$127,356.31
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$594,300.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$687,866.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$219,263.17
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$26,507,371.49
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$26,507,371.49
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$26,507,371.49

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$28,136,157.64

(6)	Reserve Account balance:
	(a)	Beginning balance:		$8,835,568.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Ending Balance (after giving effect to all distributions):		$8,835,568.00
	(e)	Specified Reserve Account Balance:		8,835,568.00

(7)	Servicing Fee:			$595,214.10
	(a)	Amount of Servicing Fee earned:		$595,214.10
	(b)	Amount of Servicing Fee paid:		$595,214.10
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$1,455,537.34
				$0.00
(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$686,276,308.00

	(b)	Note Value as of the end of the related Collection Period:		$661,643,166.59

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$22,096,803.00

	(d)	Number of Accounts at the end of the related Collection Period:		16,793

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$38,086,363.22
		(ii)	Class A-1 Note Pool Factor:	0.1464860

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$252,000,000.00
		(ii)	Class A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$268,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$81,460,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$160,503.86
		(ii)	% of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$12,540.18
	(ii)	Cumulative amount of net losses:	$168,051.44
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.02%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.08%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	17,077
	(b)	Number of loans at the end of the period:	16,793
	(c)	Weighted average remaining term on receivables:	36.82
	(d)	Prepayment amount - monthly:	$4,877,479.91
	(e)	Prepayment amount - life-to-date:	$53,599,827.66
	(f)	Weighted average APR of the pool assets:	2.75%
	(g)	Pool Factor:	0.74

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.08%
	(c)	Delinquency Trigger Occurred: Y/N	N